Share capital and reserves (Details 1) - Warrants Issued On March 182021 [Member]	12 Months Ended
Dec. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of warrants | shares	435,769
Fair value per share | $ / shares	$ 0.30
Risk free interest rate	0.53%
Expected life (Year)	3 years
Expected volatility	72.42%